Financial Instruments - Fair Values of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 261	$ 159
Derivative Liabilities, Total	(94)	(128)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	208	130
Derivative Liabilities, Total	(56)	(99)
Derivatives Designated as Hedging Instruments [Member] | Foreign exchange derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	159	41
Derivative Liabilities, Total	(42)	(55)
Derivatives Designated as Hedging Instruments [Member] | Interest rate derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	49	89
Derivative Liabilities, Total	(14)	(44)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	53	29
Derivative Liabilities, Total	(38)	(29)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign exchange derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	45	22
Derivative Liabilities, Total	(28)	(22)
Derivatives Not Designated as Hedging Instruments [Member] | Interest rate derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	8	7
Derivative Liabilities, Total	$ (10)	$ (7)